UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    December 31, 2000


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    114

Form 13F Information Table Value Total:    $146,706


List of Other Included Managers:

No.  13F File Number      Name



           Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:
           Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or
       (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal
(a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount
        in Instr.       Other
Abbott Laboratories        Common           002824100    1,506.1    31,093
31,093
                31,093
AER Energy Resources       Common           000944108        6.8    28,163
28,163
                 28,163
Agilent Technologies Inc.  Common           00846U101    1,987.6    36,303
36,303
                   36,303
America Online Inc.        Common           02364J104      755.0    21,695
21,695
              21,695
American Home Prod         Common           026609107      891.0    14,020
14,020
                  14,020
American Int'l Group       Common           026874107    1,013.2    10,280
10,280
                10,280
American Power Conversion  Common           029066107    1,794.1   144,975
144,975
                        144,975
Amgen Inc.                 Common           031162100    2,709.2    43,372
43,372
            43,372
Applera Corp - App. Bio GrpCommon           038020103      445.4     4,735
4,735
                    4,735
Asyst Technologies         Common           04648X107    1,060.4    78,910
78,910
                78,910
AT&T                       Common           001957109      430.6    24,964
24,964
         24,964
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,707.4    90,160
90,160
               90,160
Avery Dennison             Common           053611109    1,760.8    32,087
32,087
              32,087
BB&T Corp                  Common           054937107    3,821.1   102,407
102,407
               102,407
BJ Wholesale Club          Common           05548J106    1,861.6    48,510
48,510
               48,510
BP Amoco PLC               Common           055622104      510.6    10,666
10,666
                10,666
Bristol-Meyers Squibb      Common           110122108    3,147.7    42,573
42,573
                 42,573
Cedar Fair                 Dep. Unit        150185106    3,425.9   186,698
186,698
         186,698
Chart Industries Ind.      Common           16115Q100       98.2    22,770
22,770
             22,770
Chase Manhattan Corp       Common           16161A108    2,314.4    50,936
50,936
                    50,936
CheckFree  Corp            Common           162813109      635.5    14,952
14,952
              14,952
Cigna Corp                 Common           125509109      264.6     2,000
2,000
          2,000
Cintas                     Common           172908105      355.6     6,685
6,685
      6,685
Cisco Systems              Common           17275R102    5,322.8   139,158
139,158
              139,158
Cleveland-Cliffs Inc.      Common           185896107      244.7    11,349
11,349
             11,349
Coca Cola Co.              Common           191216100      243.8     4,000
4,000
            4,000
Comcast Corp. CL A         CL A             200300101    2,416.5    57,880
57,880
               57,880
Credence Systems           Common           225302108      547.4    23,800
23,800
               23,800
Cypress Semiconductor Corp.Common           232809109      295.3    15,000
15,000
                      15,000
Dal-Tile Int'l Inc.        Common           23426R108    2,605.9   183,677
183,677
            183,677
Dallas Semiconductor Corp. Common           235204104    1,051.9    41,050
41,050
                     41,050
Datawatch Corp.            Common           237917109        7.2    20,850
20,850
            20,850
DeVry Inc.                 Common           251893103    2,224.4    58,925
58,925
           58,925
Dover Corp.                Common           260003108    1,265.1    31,190
31,190
            31,190
Dow Chemical               Common           260543103      730.8    19,953
19,953
             19,953
Duke-Weeks Realty Corp.    Common           264411505    1,376.5    55,900
55,900
                     55,900
Electro Scientific Ind.    Common           285229100      576.8    20,600
20,600
             20,600
Emerson Electric           Common           291011104    2,899.3    36,787
36,787
              36,787
Expeditors Int'l Wash.     Common           302130109    3,436.2    64,003
64,003
                64,003
Exxon Mobil Corp.          Common           30231G102    3,676.2    42,285
42,285
                 42,285
Fifth Third Bancorp        Common           316773100      610.0    10,210
10,210
              10,210
Fleet Boston Corp.         Common           33901A108      429.8    11,442
11,442
               11,442
General Electric           Common           369604103    1,667.3    34,780
34,780
            34,780
Genzyme                    Common           372917104    1,984.8    22,069
22,069
           22,069
Gilead Sciences Inc.       Common           375558103    1,027.6    12,390
12,390
               12,390
Guidant Corp.              Common           401698105      601.4    11,150
11,150
            11,150
Harmonic, Inc.             Common           413160102      192.1    33,775
33,775
            33,775
Henry (Jack) & Assoc., Inc.Common           426281101    1,871.2    30,120
30,120
                    30,120
Hewlett Packard            Common           428236103    1,903.0    60,292
60,292
              60,292
HI/FN, Inc.                Common           428358105      304.2    11,060
11,060
          11,060
Home Depot                 Common           437076102      384.4     8,414
8,414
            8,414
Honeywell Int'l Inc.       Common           438516106      288.6     6,100
6,100
            6,100
Huntington Bancshares      Common           446150104      170.2    10,512
10,512
                 10,512
IBM                        Common           459200101      241.7     2,844
2,844
      2,844
Illinois Tool Works        Common           452308109    2,906.4    48,795
48,795
               48,795
Inktomi Corp.              Common           457277101      373.1    20,875
20,875
            20,875
Intel                      Common           458140100    4,594.2   152,821
152,821
      152,821
Iomed, Inc.                Common           462028101       50.0    10,000
10,000
        10,000
John Hancock Bk & Thrift   Sh.Ben.Int       409735107      233.4    26,300
26,300
                  26,300
Keane, Inc.                Common           486665102      193.1    19,800
19,800
         19,800
KeyCorp                    Common           493267108      454.2    16,222
16,222
          16,222
Kimberly-Clark Corp        Common           494368103      365.7     5,173
5,173
               5,173
Landec Corp.               Common           514766104      151.7    53,930
53,930
            53,930
Lilly, Eli & Co.           Common           532457108      682.7     7,336
7,336
         7,336
Matria Healthcare Inc.     Common           576817100      285.7    29,681
29,681
               29,681
Matrix Pharmaceutical      Common           576844104    1,672.3    97,650
97,650
                 97,650
McDonald's                 Common           580135101    1,955.9    57,526
57,526
            57,526
Medtronic Inc.             Common           585055106    1,236.2    20,476
20,476
            20,476
Mellon Financial Corp.     Common           58551A108      206.6     4,200
4,200
                4,200
Merck                      Common           589331107    2,807.3    29,984
29,984
         29,984
MFS Multimarket Income TrusSh.Ben.Int        552737108     309.6    50,033
50,033
                      50,033
Microsoft                  Common           594918104    1,969.0    45,395
45,395
          45,395
Minnesota Mining & Mfg.    Common            604059105     378.5     3,141
3,141
                   3,141
Morton Industrial Group, InCommon           619328107       49.7    44,146
44,146
                  44,146
National City Corp.        Common           635405103      447.9    15,578
15,578
              15,578
NCS Healthcare Inc. - CL A Common           628874109        2.4    24,000
24,000
                   24,000
Neogen                     Common           640491106    1,944.9   239,375
239,375
          239,375
Netsolve, Inc.             Common           64115J106       93.4    12,249
12,249
         12,249
Nortel Networks Corp.      Common           656569100    4,441.4   138,524
138,524
                   138,524
Northern Trust Corp.       Common           665859104      285.5     3,500
3,500
               3,500
NX Networks Inc.           Common           629478108       19.4    31,075
31,075
              31,075
Omnicom Group Inc.         Common           681919106    1,789.9    21,598
21,598
                  21,598
Oppenheimer Multi-Sector InSh.Ben.Int       683933105       63.4     8,800
8,800
                  8,800
Parametric Technology Corp Common           699173100    1,354.1   100,772
100,772
                       100,772
Parlex Corporation         Common           701630105      440.8    32,500
32,500
              32,500
Pfizer, Inc.               Common           717081103    2,532.6    55,057
55,057
        55,057
Plato Learning, Inc.       Common           72764Y100    2,660.1   176,605
176,605
                176,605
PNC Financial Serv. Group  Common           693475105      628.3     8,600
8,600
                   8,600
Power Integrations, Inc.   Common           741477103      460.9    40,075
40,075
                40,075
Procter & Gamble           Common           742718109    4,273.7    54,485
54,485
                54,485
Qwest Com Intl Inc         Common           749121109    1,221.3    29,880
29,880
                29,880
R & B Falcon Corp.         Common           74912E101      594.7    25,925
25,925
                25,925
Royal Dutch Petroleum      Common           780257804    2,391.0    39,480
39,480
                   39,480
SBC Communications, Inc.   Common           78387G103      365.9     7,663
7,663
                     7,663
Schering Plough            Common           806605101    1,553.5    27,375
27,375
              27,375
Schlumberger Ltd.          Common           806857108      363.7     4,550
4,550
             4,550
Sky Financial Group, Inc.  Common           83080P103      317.7   189,662
189,662
                  189,662
Sovereign Bancorp          Common           845905108    1,969.6   242,413
242,413
                 242,413
Standard Management Corp.  Common           853612109       29.4    10,000
10,000
                     10,000
Stericycle Inc.            Common           858912108    1,935.8    50,775
50,775
           50,775
Steris Corp.               Common           859152100    1,141.2    70,775
70,775
          70,775
Suntrust Bks Inc           Common           867914103      296.1     4,700
4,700
            4,700
Texas Instruments          Common           882508104      731.1    15,432
15,432
              15,432
Thermo Electron Corp.      Common           883556102      710.3    23,875
23,875
                  23,875
TJX Companies, Inc.        Common           872540109    3,250.6   117,140
117,140
                  117,140
TRW                        Common           872649108      469.1    12,106
12,106
        12,106
Templeton Global Inc.Fund  Common           880198106      761.8   123,123
123,123
                     123,123
Ventana Medical Systems    Common           92276H106    1,733.5    93,700
93,700
                     93,700
Verizon Communications     Common           92343V104    1,075.9    21,464
21,464
                     21,464
Vitesse Semiconductor Corp.Common           928497106    3,053.0    55,195
55,195
                      55,195
Walgreen                   Common           931422109      563.2    13,470
13,470
         13,470
Watson Pharmaceuticals Inc Common           942683103    3,822.2    74,670
74,670
                     74,670
Wells Fargo Company        Common            949740104   2,624.5    47,129
47,129
                   47,129
Worldcom, Inc.             Common           98157D106      317.7    22,592
22,592
              22,592


13F REPORT  4TH Q 2000                      GRAND TOTAL 146,706.1
